Note 3 - Discontinued Operations and Exit Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Revenues	$ 54,841,000	$ 63,591,000	$ 73,785,000
Operating Expenses	42,125,000	49,558,000	$ 57,915,000
Business Exit Costs		3,027,000
Network Security Group [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Revenues	0	0
Operating Expenses	$ 0	0
Loss On Asset Write Off [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		82,000
One Time Employee Termination Benefits [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		2,945,000
Property and Equipment [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		24,000
Deferred Charges [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		58,000
Accrued One Time Termination Benefits [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		$ 2,945,000